Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 6,917	$ 3,904
Accumulated depreciation and amortization	(2,026)	(1,289)
Total property and equipment	4,891	2,615
Depreciation and amortization expense	874	362
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total cost	1,755	939
Vehicles
Property, Plant and Equipment [Line Items]
Total cost	1,754	825
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	1,024	650
Computer equipment
Property, Plant and Equipment [Line Items]
Total cost	298	167
Software
Property, Plant and Equipment [Line Items]
Total cost	798	116
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total cost	331	126
Capital projects in progress
Property, Plant and Equipment [Line Items]
Total cost	957	1,081
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	182	108
Selling, general and administrative
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 692	$ 254